SEPARATE ACCOUNT ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Insurance [Abstract]
Schedule of Change in Separate Account Assets and Liabilities
The following table presents the change of the Company’s separate account assets and liabilities:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2025	2024
Balance, beginning of period	$1,343	$1,189
Additions (deductions):
Policyholder deposits	33	35
Net investment income	32	10
Net realized capital gains on investments	35	112
Policyholder benefits and withdrawals	(53)	(75)
Net transfer from (to) general account	(60)	2
Policy charges	(8)	(7)
Total changes	(21)	77
Balance, end of period	$1,322	$1,266

Cash surrender value	$747	$704